FAIR VALUE MEASUREMENTS (Details 2) RUB in Millions, $ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB
Carrying amounts and fair values of debt securities
Term deposits, non-current	$ 252.4	RUB 18,399	RUB 25,663
Carrying amount
Carrying amounts and fair values of debt securities
Investments in debt securities	40.0	2,915	3,124
Term deposits, non-current	252.4	18,399	25,663
Convertible debt	(375.6)	(27,374)	(26,123)
Total	(83.2)	(6,060)	2,664
Fair value
Carrying amounts and fair values of debt securities
Investments in debt securities	40.0	2,915	3,089
Term deposits, non-current	253.2	18,455	24,775
Convertible debt	(368.5)	(26,857)	(25,294)
Total	$ (75.3)	RUB (5,487)	RUB 2,570